Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Earnings per share
The weighted average number of ordi
na
ry shares fo
r th
e purpose of basic and diluted loss per share for the years ended December 31, 2020, 2021 and 2022 were retrospectively adjusted to reflect the Share Subdivision described in Note 15.

	For the year ended December 31,
	2020	2021	2022

Net loss attributable to equity holders of the Company (RMB’000)	77,897	260,462	5,637,365
Weighted average number of ordinary shares in issue	1,647,547,772	1,647,547,772	1,927,746,700

Basic loss per share (RMB per share)	0.05	0.16	2.92